Recently adopted accounting standards and recent accounting pronouncements	12 Months Ended
Dec. 31, 2021
Recently adopted accounting standards and recent accounting pronouncements
Recently adopted accounting standards and recent accounting pronouncements
5.	Recently adopted accounting standards and recent accounting pronouncements:

Recent accounting pronouncements not yet adopted

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (“ASU 2019-12”). The new guidance which simplifies the accounting for income taxes, eliminates certain exceptions with ASC 740 and clarifies certain aspects of the current guidance to promote consistency among reporting entities. The new standard is effective for smaller reporting companies for fiscal years beginning after December 15, 2021, with early adoption permitted. The Company will adopt ASU 2019-12 on January 1, 2022 and is currently evaluating the expected impact on the consolidated and combined carve-out financial statements.

In August 2020, the FASB issued ASU 2020-06 Debt — Debt with Conversion and Other Options (Topic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Topic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The update is to address issues identified as a result of the complexity associated with applying generally accepted accounting principles for certain financial instruments with both liability and equity characteristics. Non-public entities and emerging growth companies applying extended transition periods for new or revised accounting standards are required to adopt the update effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years with early adoption permitted. The Company is currently evaluating the expected impact on the consolidated and combined carve-out financial statements.